P 7/5/06

REQUEST FOR CONFIDENTIAL TREATMENT
EXHIBIT A

06065854

United States
Securities and Exchange Commission
Washington, D.C. 20549

CONFIDENTIAL TREATMENT EXPIRED

RECEIVED
FEB 15 2006
OFFICE OF THE SECRETARY

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one): [ ] is a restatement
[ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: Credit Suisse
Address: Uetlibergstrasse 231, P.O. Box 900
Zurich CH 8070

13F File Number: 28-11379

This Form 13F is being filed by Credit Suisse, a Swiss bank (the "Bank"), on behalf of the Credit Suisse First Boston division ("CSFB division") and its subsidiaries identified on this report to the extent such subsidiaries constitute the CSFB division. The ultimate parent company of the Bank is Credit Suisse Group.

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Craig Stier
Title: Vice President
Phone: (212) 325-2000

Signature, Place, and Date of Signing:
/s/ Craig Stier New York, NY February 14, 2006

PROCESSED
JAN 11 2007
THOMSON
FINANCIAL

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT.

[ ] 13F NOTICE

[X] 13F COMBINATION REPORT

List of other managers reporting for this manager:

Form 13F File Number	Name
028-03702	Credit Suisse Asset Management LLC/NY

REQUEST FOR CONFIDENTIAL TREATMENT
EXHIBIT A

United States
Securities and Exchange Commission
Washington, D.C. 20549

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 1005

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one): [ ] is a restatement
[ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: Credit Suisse/
Address: Uetlibergstrasse 231, P.O. Box 900
Zurich CH 8070

13F File Number: 28-11379

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Craig Stier
Title: Vice President
Phone: (212) 325-2000

Signature, Place, and Date of Signing:
/s/ Craig Stier New York, NY December 31, 2005

This Form 13F is being filed by Credit Suisse, a Swiss bank ("the Bank") on behalf of the Investment Banking division ("IB division"), which includes the subsidiaries and affiliates of the IB division and its subsidiaries or affiliates identified on this report. The ultimate parent company of the Bank is Credit Suisse Group.

As of January 1, 2006 the CSFB division has become the Investment Banking division ("IB division") excluding Credit Suisse Asset Management LLC/NY, which is now part of the Asset Management division of the Bank.

As of January 16, 2006 the following subsidiaries or affiliates identified on this report have been renamed as follows: Credit Suisse First Boston (Europe) Limited is now renamed Credit Suisse Securities (Europe) Limited; Credit Suisse First Boston International is now Credit Suisse International; Credit Suisse First Boston Capital LLC is now Credit Suisse Capital LLC; Credit

Suisse First Boston LLC is now Credit Suisse Securities (USA) LLC; and Credit Suisse First Boston, Inc. is now Credit Suisse Holdings (USA), Inc.

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT.

[ ] 13F NOTICE

[X] 13F COMBINATION REPORT

List of other mangers reporting to this manager:

Form 13F File Number	Name
028-03702	Credit Suisse Asset Management LLC/NY

Report Summary:

Number of Other Included Managers: 2

Form 13F Information Table Entry Total: 6

Form 13F Information Table Value Total: 277,619 (x1000)

Information requested to be treated confidentially has been filed separately.

List of Other Included Managers:

No.	Form 13F File Number	Name
01	28-2205	Credit Suisse First Boston, Inc.
03	28-11380	Credit Suisse First Boston LLC

REQUEST FOR CONFIDENTIAL TREATMENT
EXHIBIT B

FORM 13F INFORMATION TABLE

-NUM-	--------NAME OF ISSUER--------	-TITLE OF CLASS-	--CUSIP--	VALUE -X$1000-	SHARES/ -PRN AMT-	SH/ PRN	PUT/ CALL	INVESTMT DISCRETN	-MANAGERS-	-----VOTING AUTHORITY----- --SOLE--	-SHARED-	--NONE--
<S>	<C>	<C>	<C>	<C>	<C>	<C>	<C>	<C>	<C>	<C>	<C>	<C>
1	ANTEON INTL CORP	COM	03674E108	13588	250000	SH		DEFINED	03 01	0	250000	0
2	ARDEN RLTY INC	COM	039793104	11208	250000	SH		DEFINED	03 01	0	250000	0
3	BURLINGTON RES INC	COM	122014103	40083	465000	SH		DEFINED	03 01	0	465000	0
4	CENTERPOINT PPTYS TR	COM	151895109	24740	500000	SH		DEFINED	03 01	0	500000	0
5	FALCONBRIDGE LTD NEW 2005	COM	306104100	148556	5013700	SH		DEFINED	03 01	0	5013700	0
6	NEXTEL PARTNERS INC	CL A	65333F107	89524	3204138	SH		DEFINED	03 01	0	3204138	0

We request confidentially for the above referenced securities until the date specified below:

Position number 1: April 28, 2006
Position number 2: March 31, 2006
Position number 3: June 30, 2006
Position number 4: March 31, 2006
Position number 5: March 31, 2006
Position number 6: March 31, 2006

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